Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Schedule of Accounts Receivable

As of June 30, 2020 and December 31, 2019, accounts receivable consisted of the following:

	June 30, 2020	December 31, 2019
Accounts receivable	$3,163,956	$2,185,859
Less: Allowance for doubtful accounts	(77,761)	(77,760)
Total accounts receivable, net	$3,086,195	$2,108,099

As of December 31, 2019 and 2018, accounts receivable consisted of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable	$2,185,859	$1,889,112
Less: Allowance for doubtful accounts	(77,760)	(11,761)
Total accounts receivable, net	$2,108,099	$1,877,351